GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [text block]
	Thousands of U.S. dollars
	12/31/2017	Hyperinflation	Translationdifferences	12/31/2018	Hyperinflation	Translationdifferences	Impairment(Note 8)	12/31/2019
Peru	30,269	-	(1,200)	29,069	-	543	-	29,612
Chile	18,780	-	(2,172)	16,608	-	(1,091)	-	15,517
Colombia	6,284	-	(514)	5,770	-	(48)	-	5,722
Mexico	1,842	-	2	1,844	-	77	-	1,921
Brazil	79,790	-	(11,672)	68,118	-	(2,636)	-	65,482
Argentina	16,179	25,577	(8,176)	33,580	11,415	(12,438)	(30,909)	1,648
Total	153,144	25,577	(23,732)	154,989	11,415	(15,593)	(30,909)	119,902